Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Leases [Line Items]
Leases

NOTE 15 — Leases

The Company leases its facilities under non-cancelable operating leases, which expire at various dates through February 2022. Under the terms of the agreements, the Company is responsible for certain insurance and maintenance expenses. The Company records rent expense on a straight-line basis over the terms of the underlying leases. The difference between cash payments required and rent expense is recorded as amortization against outstanding lease liabilities and right of use assets. The Company’s leases and subleases do not include any variable lease payments, residual value guarantees, related-party leases, or restrictions or covenants that would limit or prevent the Company from exercising its right to obtain substantially all of the economic benefits from use of the respective assets during the lease term.

In May 2020, the Company amended an office lease for its headquarters in Seattle to reduce the square feet and the monthly payment to $75 per month effective August 1, 2020 and terminated the lease on March 31, 2021.

Operating lease cost for the nine months ended September 30, 2021 was $308. During the nine months ended September 30, 2020, the Company recognized rent expense of $1,364 on a straight-line basis over the lease period under the previous lease accounting standard. Operating cash flows used by operating leases for the nine months ended September 30, 2021 and 2020 were $225 and $1,057, respectively. The weighted-average remaining lease term was 0.25 years and the weighted-average discount rate was 8% as of December 31, 2020. Future lease payments were immaterial as of September 30, 2021.

NOTE 14 — Leases

The Company leases its facilities under non-cancelable operating leases, which expire at various dates through February 2022. The Company’s leases and subleases do not include any variable lease payments, residual value guarantees, related-party leases, or restrictions or covenants that would limit or prevent the Company from exercising its right to obtain substantially all of the economic benefits from use of the respective assets during the lease term.

In May 2020, the Company amended its lease for its headquarters office in Seattle to reduce the square feet leased, to reduce the monthly payment to $75 effective August 1, 2020, and to terminate the lease on March 31, 2021. The effect of this amendment is captured in the table of future lease maturities as of December 31, 2020, below.

As of December 31, 2020, maturities of lease liabilities for each of the succeeding five years and thereafter were as follows:

December 31
2021	$325
2022	17
Thereafter	—
Total minimum lease payments	342
Less imputed interest	(2)
Present value of lease liabilities	$340

Operating lease cost for the year ended December, 31, 2020 was $1,582. During the year ended December 31, 2019, the Company recognized rent expense of $1,689 on a straight-line basis over the lease period under ASC 840. Cash payments made on operating leases for the year ended December 31, 2020 was $1,282. As of December 31, 2020, the weighted-average remaining lease term and weighted-average discount rate were 0.25 years and 8%, respectively.